Loss for the Year (Tables)	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expenses

	Years ended December 31,
	2021	2022	2023
Loss for the year has been arrived at after charging:
Staff costs:
Salaries and other allowances	$18,871	$14,966	$10,356
Retirement benefits scheme contributions	749	662	499
Share-based payment expenses	8,122	3,582	12,685
Total staff costs	27,742	19,210	23,540
Depreciation of plant and equipment	133	162	87
Depreciation of right-of-use assets	528	593	587
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	3,000	—	—
Other expense (note)	$4,522	$6,608	$46,003